Notes Payable and Other Debt - Summary of the Scheduled Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 1,976	$ 6,400
2023	2,333	1,726
2024	1,922	1,808
2025	2,014	1,899
2026	2,110	1,994
Thereafter	44,365	41,667
Subtotal	54,720	55,494	$ 55,824
Less: unamortized discounts	(126)	(129)	(135)
Less: deferred financing costs, net	(1,197)	(1,202)	$ (1,250)
Total notes and other debt	$ 53,397	$ 54,163